Equipment on Lease, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equipment On Lease Net
Schedule of Lease Payments from Customers	Lease payments from customers consisted of the following:
	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(In thousands)
Equipment on lease payments	$70	$292	$70	$762
Lease payments consisted of the following:
	December 31,
	2024	2023
	(In thousands)
Equipment on lease payments	1,054	1,676